Expense Example, No Redemption {- Consumer Staples Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Consumer Staples Fund - AMCIZ PRO-15 - Consumer Staples Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Consumer Staples Fund: Class A
Expense Example, No Redemption:
1 Year	$ 675
3 Years	887
5 Years	1,116
10 Years	1,773
Fidelity Advisor Consumer Staples Fund: Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Consumer Staples Fund: Class C
Expense Example, No Redemption:
1 Year	182
3 Years	563
5 Years	970
10 Years	2,105
Fidelity Advisor Consumer Staples Fund: Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Consumer Staples Fund: Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774